OPERATING LEASES - The Group as lessee (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Group as lessee
Minimum lease payments paid under operating leases	$ 4,283	$ 4,040	$ 1,095
Total future minimum lease payments	64,280	98,794	71,798
Within one year
The Group as lessee
Total future minimum lease payments	4,420	4,468	4,040
In the second to fifth years inclusive
The Group as lessee
Total future minimum lease payments	15,266	15,154	15,060
More than five years
The Group as lessee
Total future minimum lease payments	$ 44,594	$ 79,172	$ 52,698
Minimum
The Group as lessee
lease term	5 years
Maximum
The Group as lessee
lease term	20 years